FINANCIAL INSTRUMENTS - Fair value hierarchy - Assets (Details) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		¥ 721,275	¥ 757,731	¥ 686,381
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		63,491	117,449
At fair value [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		61,662	107,853
At fair value [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	6,660
At fair value [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		1,176	1,809
At fair value [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	653	1,127
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		653	7,787
At fair value [member] | Level 1 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 1 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	6,660
At fair value [member] | Level 1 [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 1 [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	653	1,127
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		61,662	107,853
At fair value [member] | Level 2 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		61,662	107,853
At fair value [member] | Level 2 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 2 [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 2 [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	0	0
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		1,176	1,809
At fair value [member] | Level 3 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 3 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 3 [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		1,176	1,809
At fair value [member] | Level 3 [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	¥ 0	¥ 0

[1]	All gains and losses included in other comprehensive income related to financial assets at fair value through other comprehensive income held at the end of the reporting period are reported as fair value change on equity investments designated as at fair value through other comprehensive income.